Equity Method Investment - Additional Information (Detail) - Subsidiaries [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 10,189	$ 0
Equity Method Investment, Ownership Percentage	7.00%
Technology Company [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 10,228
Equity Method Investment, Ownership Percentage	7.00%